Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Schedule of Outstanding Hedges
At the reporting date, the Group had outstanding hedges as detailed in the tables below:

	At December 31, 2023			At December 31, 2022
(€ thousands)	Notional Amount	Positive Fair Value	Negative Fair Value	Notional Amount	Positive Fair Value	Negative Fair Value
Foreign currency exchange risk
Forward contracts	595,819	6,371	(897)	481,110	13,075	(2,362)
Interest rate risk
Interest rate swaps	133,962	4,739	—	320,000	9,379	—
Total derivatives instruments - Asset/(Liabilities)	729,781	11,110	(897)	801,110	22,454	(2,362)

Schedule of Notional Amount of Foreign Exchange	The notional amount of foreign exchange forward contracts to hedge projected future cash flows are detailed as follows:

	For the years ended December 31,
(€ thousands)	2023	2022
USD	206,232	203,611
CHF	—	8,145
CNY	201,153	94,203
GBP	54,282	36,984
JPY	34,749	35,119
HKD	31,735	59,160
Other	67,668	43,888
Total notional amount	595,819	481,110

Schedule of Interest Rate Swap (IRS) Agreements
The key features of the interest rate swap (IRS) agreements are summarized as follows:

(€ thousands, except percentages)			Notional amount at December 31,		Fair value at December 31,
Contract	Maturity date	Fixed interest rate	2023	2022	2023	2022
IRS 1	1/27/2023	0.27%	—	20,000	—	67
IRS 2	2/8/2023	0.17%	—	20,000	—	45
IRS 3	4/27/2023	0.26%	—	50,000	—	428
IRS 4	8/3/2023	0.28%	—	40,000	—	676
IRS 5	11/17/2023	0.34%	—	60,000	—	1,564
IRS 6	4/15/2024	(0.24%)	80,000	80,000	2,190	3,775
IRS 7	12/20/2024	0.01%	50,000	50,000	2,380	2,824
IRS 8	9/30/2027	0.22%	2,775	—	128	—
IRS 9	12/31/2025	(0.15%)	1,187	—	41	—
Total			133,962	320,000	4,739	9,379